MERGER-RELATED AND RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2013
Merger Related And Restructuring Costs Disclosure [Abstract]
Merger-Related and Restructuring Costs Disclosure

14.       MERGER-RELATED AND RESTRUCTURING COSTS

Merger-related and restructuring costs for the years ended December 31, 2013, 2012 and 2011 consisted of (in millions):

	Year Ended December 31,
	2013	2012	2011
Merger-related costs	$13	$54	$10
Restructuring costs	106	61	60
Total merger-related and restructuring costs	$119	$115	$70

Merger-related Costs

For the year ended December 31, 2013, the Company incurred merger-related costs of $13 million in connection with the Insight and DukeNet acquisitions. For the year ended December 31, 2012, the Company incurred merger-related costs of $54 million, primarily associated with the Insight acquisition. For the year ended December 31, 2011, the Company incurred merger-related costs of $10 million in connection with the acquisitions of NaviSite, the NewWave cable systems and Insight. Changes in the Company's accruals for merger-related costs from January 1 through December 31 are presented below (in millions):

	Employee
	Termination	Other
	Costs	Costs	Total
Costs incurred	$—	$10	$10
Cash paid	—	(10)	(10)
Remaining liability as of December 31, 2011	—	—	—
Costs incurred	22	32	54
Cash paid	(15)	(25)	(40)
Remaining liability as of December 31, 2012	7	7	14
Costs incurred	—	13	13
Cash paid	(4)	(17)	(21)
Remaining liability as of December 31, 2013(a)	$3	$3	$6

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  Of the remaining liability as of December 31, 2013, $5 million is classified as a current liability, with the remaining amount classified as a noncurrent liability in the consolidated balance sheet. Amounts are expected to be paid through January 2015.

Restructuring Costs

Through December 31, 2013, the Company incurred restructuring costs of $360 million primarily related to employee terminations and other exit costs and made cash payments of $317 million. The Company expects to incur additional restructuring costs in 2014 primarily related to employee terminations in connection with initiatives intended to improve operating efficiency. Changes in the Company's restructuring reserves from January 1 through December 31 are presented below (in millions):

	Employee	Other
	Termination	Exit
	Costs	Costs	Total
Remaining liability as of December 31, 2010	$14	$8	$22
Costs incurred	44	16	60
Cash paid	(29)	(20)	(49)
Remaining liability as of December 31, 2011	29	4	33
Costs incurred	46	15	61
Cash paid	(51)	(16)	(67)
Remaining liability as of December 31, 2012	24	3	27
Costs incurred	88	18	106
Cash paid	(73)	(17)	(90)
Remaining liability as of December 31, 2013(a)	$39	$4	$43

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  Of the remaining liability as of December 31, 2013, $40 million is classified as a current liability, with the remaining amount classified as a noncurrent liability in the consolidated balance sheet. Amounts are expected to be paid through March 2016.